Prospectus Supplement	April 1, 2024

For Putnam Dynamic Asset Allocation Equity Fund and all Putnam retail open-end mutual funds except Putnam Convertible Securities Fund class I prospectus, Putnam Government Money Market Fund class I prospectus, Putnam High Yield Fund, Putnam Intermediate-Term Municipal Income Fund, Putnam Mortgage Opportunities Fund class I prospectus, Putnam New York Tax Exempt Income Fund and Putnam Short-Term Municipal Income Fund.

Effective immediately, similar disclosure in the Appendix under the heading MERRILL LYNCH is replaced in its entirety with the following:

Purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Sales Load Waivers Available at Merrill

•	Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
•	Shares purchased through a Merrill investment advisory program
•	Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
•	Shares purchased through the Merrill Edge Self-Directed platform

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•	Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
•	Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement
•	Shares exchanged from back-end load (i.e., Class B) shares to front-end load (i.e., Class A) shares of the same mutual fund[1]
•	Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)
•	Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)
•	Shares purchased from the proceeds of a mutual fund redemption in front-end or back-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill

•	Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))
•	Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
•	Shares sold due to return of excess contributions from an IRA account
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulations
•	Shares exchanged from back-end load shares to front-end load shares of the same mutual fund[1]
•	Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

1 On or around April 15, 2024, Merrill will exchange all back-end load shares held in Merrill accounts to front-end load shares of the same mutual fund.

Front-end Sales Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement
•	Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household
•	Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

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For all Putnam retail open-end mutual funds except Putnam Convertible Securities Fund class I prospectus, Putnam Global Technology Fund, Putnam Government Money Market Fund class I prospectus, Putnam High Yield Fund, Putnam Intermediate-Term Municipal Income Fund, Putnam Mortgage Opportunities Fund, Putnam Mortgage Opportunities Fund class I prospectus, Putnam Multi-Asset Income Fund, Putnam New York Tax Exempt Income Fund, Putnam Retirement Advantage 2065 Fund, Putnam Retirement Advantage 2060 Fund, Putnam Retirement Advantage 2055 Fund, Putnam Retirement Advantage 2050 Fund, Putnam Retirement Advantage 2045 Fund, Putnam Retirement Advantage 2040 Fund, Putnam Retirement Advantage 2035 Fund, Putnam Retirement Advantage 2030 Fund, Putnam Retirement Advantage 2025 Fund, Putnam Retirement Advantage Maturity Fund, Putnam Short-Term Municipal Income Fund, Putnam Sustainable Retirement 2065 Fund, and Putnam Ultra Short Duration Income Fund:

Effective April 15, 2024, the following bullet point is added under the subsection Class B shares of the section How do I buy fund shares? - Which class of shares is best for me? - Here is a summary of the differences among the classes of shares:

•	May be exchanged for class A shares if the shareholder is investing through an account or platform with a financial intermediary, to the extent described in the Appendix, provided that class A shares of the fund are available for purchase by residents in the shareholder’s jurisdiction.

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For George Putnam Balanced Fund, Putnam Convertible Securities Fund, Putnam Core Bond Fund, Putnam Core Equity Fund, Putnam Diversified Income Trust, Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Growth Fund, Putnam Emerging Markets Equity Fund, Putnam Floating Rate Income Fund, Putnam Focused Equity Fund, Putnam Focused International Equity Fund, Putnam Global Health Care Fund, Putnam Global

Income Trust, Putnam Global Technology Fund, Putnam Government Money Market Fund, Putnam Income Fund, Putnam International Capital Opportunities Fund, Putnam International Equity Fund, Putnam International Value Fund, Putnam Large Cap Growth Fund, Putnam Large Cap Value Fund, Putnam Money Market Fund, Putnam Mortgage Securities Fund, Putnam Multi-Asset Income Fund, Putnam Research Fund, Putnam Retirement Advantage 2065 Fund, Putnam Retirement Advantage 2060 Fund, Putnam Retirement Advantage 2055 Fund, Putnam Retirement Advantage 2050 Fund, Putnam Retirement Advantage 2045 Fund, Putnam Retirement Advantage 2040 Fund, Putnam Retirement Advantage 2035 Fund, Putnam Retirement Advantage 2030 Fund, Putnam Retirement Advantage 2025 Fund, Putnam Retirement Advantage Maturity Fund, Putnam Short Duration Bond Fund, Putnam Small Cap Growth Fund, Putnam Small Cap Value Fund, Putnam Sustainable Future Fund, Putnam Sustainable Leaders Fund, Putnam Sustainable Retirement Maturity Fund, Putnam Sustainable Retirement 2065 Fund, Putnam Sustainable Retirement 2060 Fund, Putnam Sustainable Retirement 2055 Fund, Putnam Sustainable Retirement 2050 Fund, Putnam Sustainable Retirement 2045 Fund, Putnam Sustainable Retirement 2040 Fund, Putnam Sustainable Retirement 2035 Fund, Putnam Sustainable Retirement 2030 Fund, Putnam Sustainable Retirement 2025 Fund, and Putnam Ultra Short Duration Income Fund:

Effective immediately, the fund’s prospectus is updated to reflect that Class R shares are now also available to individual retirement accounts. Additionally, the subsection heading Class R shares (available only to employer-sponsored retirement plans) of the section How do I buy fund shares? - Which class of shares is best for me? - Here is a summary of the differences among the classes of shares? is replaced with the heading and disclosure below (the remainder of the disclosure in that subsection is unchanged):

Class R shares (available only to investors listed below)

•	The following investors may purchase class R shares

- employer-sponsored retirement plans;

- individual retirement accounts (“IRAs”) purchasing shares through a registered broker-dealer or other financial institution.

Shareholders should retain this Supplement for future reference.